GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019
Goodwill [Roll Forward]
Beginning balance	$ 644,956	$ 202,407	$ 130,907
Ending balance	862,183	207,456	202,407
Kitchen Cooked
Goodwill [Roll Forward]
Acquisition during period		4,060
Kennedy
Goodwill [Roll Forward]
Acquisition during period			$ 71,500
Kennedy acquisition adjustment		$ 989
Ending balance	71,500
H.K. Anderson
Goodwill [Roll Forward]
Acquisition during period	3,540
Truco
Goodwill [Roll Forward]
Kennedy acquisition adjustment	$ 213,687